Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

Note 14. Accumulated Other Comprehensive Income (Loss)

The Company’s accumulated other comprehensive income (loss) is related to the Scioto Downs defined benefit pension plan. A summary of the change in accumulated other comprehensive income (loss) during the three years ended December 31, 2017 and 2016 is as follows (in thousands):

Balance as of December 31, 2014	$87
Other comprehensive loss	(75)
Balance as of December 31, 2015	12
Other comprehensive income	—
Balance as of December 31, 2016	12
Other comprehensive income	67
Balance as of December 31, 2017	$79